S000059910 [Member] Performance Management - BlackRock Small Cap Index V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The returns for Class III Shares prior to February 9, 2021, the commencement of Class III Shares, are based upon performance of the Fund’s Class I Shares, as adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class III Shares. This information may be considered when assessing the performance of Class III Shares, but does not represent the actual performance of Class III Shares.
As a result of a reorganization (the “Reorganization”) which occurred on October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization on October 29, 2018. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had similar investment objective and strategies as the Fund as of the date of the Reorganization. The Predecessor Fund was managed by a different investment adviser but was subadvised by BlackRock and had the same portfolio management team as the Fund as of the date of the Reorganization. The table compares the Fund’s performance to that of the Russell 3000® Index and the Russell 2000® Index. The Russell 2000® Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown.
Bar Chart [Heading]	Class I Shares ANNUAL TOTAL RETURNS BlackRock Small Cap Index V.I. Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 31.41% (quarter ended December 31, 2020) and the lowest return for a quarter was –30.69% (quarter ended March 31, 2020).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	31.41%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(30.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020